Goodwill and Other Intangible Assets - Estimated Annual Amortization Expense Based on Intangible Assets Recognized (Detail) $ in Millions	Dec. 31, 2025 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2026	$ 633.6
2027	619.8
2028	613.6
2029	564.9
2030	$ 448.4